Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	September 30, 2024	September 30, 2023
Raw materials	$-	$153,851
Finished goods	375,881	-
Inventories	$375,881	$153,851